Net Realised Gains on Financial Assets - Summary of Net Realised Gains on Financial Assets (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Realised gains		¥ 69,600	¥ (24,591)	¥ (15,003)
Subtotal		1,831	(19,591)	42
Debt securities [member]
Disclosure of financial assets [line items]
Realised gains	[1]	3,714	399	(9)
Impairment		(3,749)	(42)	(114)
Subtotal		(35)	357	(123)
Equity securities [member]
Disclosure of financial assets [line items]
Realised gains	[1]	4,504	(11,785)	2,808
Impairment		(2,638)	(8,163)	(2,643)
Subtotal		¥ 1,866	¥ (19,948)	¥ 165

[1]	Realised gains were generated mainly from available-for-sale securities.